Business Combinations - Summary of Business Combinations Unaudited Pro Froma Statements of Operations (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Net loss from consolidated statements of operations	$ (15,445,087)	$ (9,051,334)
AxoBio [Member]
Business Acquisition [Line Items]
Revenue included in discontinued operations in the consolidated statements of operations	4,456,816
Add: AxoBio revenue not reflected in the consolidated statements of operations	26,020,319	39,896,998
Unaudited pro forma revenue	30,477,135	39,896,998
Net loss from consolidated statements of operations	(15,445,087)	(9,051,334)
Add: AxoBio net income (loss) not reflected in the consolidated statements of operations	950,126	(7,949,016)
Unaudited pro forma net loss	$ (14,494,961)	$ (17,000,350)